UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/11

Check here if Amendment [ ]; Amendment Number: _____.
This Amendment (Check only one.):[ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Moon Capital Management, LLC
Address:	2103 Riverview Tower
		900 South Gay Street
		Knoxville, TN  37902

Form 13F File Number:  28-12677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Poppy Harper
Phone:		865-546-1234

Signature, Place and Date of Signing:

____________	______________________	_________________
(Signature)	(City, State)			(Date)

Report Type (Check only one.):

[ X] 	13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:	84

Form 13F Information Table Value Total:	72,839,798


       Form 13F Information Table
      Moon Capital Management, LLC
       13F CIK Number: 0001410588
     	December 31, 2011



<c>NAME OF ISSUER                       <c>TITLE OF CL<c>CUSIP     <c>VALUE    <c>SHRS or P<c>INVESTMENT DI<c>OTHER MA<c>VOTING AU
FHLB				Fixed Income	313373GV8	 252 	 250,000 		  Sole  	  -    	Sole
3.600% Due 04-27-18
FHLMC				Fixed Income	3134G2CA8	 201 	 200,000 		  Sole  	  -    	Sole
3.525% Due 09-30-19
FHLMC multi-step		Fixed Income	3133F4XU0	 251 	 250,000 		  Sole  	  -    	Sole
3.000% Due 08-15-25
FHLMC, steps to 2.5% 10/14, 3%	Fixed Income	3133F4A27	 350 	 350,000 		  Sole  	  -    	Sole
2.000% Due 10-15-20
FNMA				Fixed Income	31359MNU3	 571 	 555,000 		  Sole  	  -    	Sole
5.250% Due 08-01-12
FNMA				Fixed Income	3136F8R56	 251 	 250,000 		  Sole  	  -    	Sole
5.000% Due 02-07-23
FNMA, steps to 2% 1/12, 3% 7/1	Fixed Income	3136FRXF5	 246 	 246,000 		  Sole  	  -    	Sole
1.000% Due 07-20-26
FNMA, steps to 2.25% 10/12, 3%	Fixed Income	3136FTCV9	 301 	 300,000 		  Sole  	  -    	Sole
1.750% Due 10-26-26
FNMA, steps to 3% 4/12, 4% 4/1	Fixed Income	3136FRFW8	 251 	 250,000 		  Sole  	  -    	Sole
2.000% Due 04-26-21
FNMA, steps to 4% 5/12, 5% 11/	Fixed Income	3136FTNB1	 552 	 550,000 		  Sole  	  -    	Sole
1.500% Due 11-25-26
FNMA, steps to 5% 7/15		Fixed Income	3136FRA78	 270 	 270,000 		  Sole  	  -    	Sole
3.000% Due 07-26-22
Bank of Baroda NY		Fixed Income	060624BR3	 1,150 	 1,151,000 		  Sole  	  -    	Sole
0.300% Due 03-30-12
Goldman Sachs Bank		Fixed Income	38143AEV3	 565 	 565,000 		  Sole  	  -    	Sole
0.300% Due 03-29-12
Pacific City Bank		Fixed Income	69406PBC2	 700 	 700,000 		  Sole  	  -    	Sole
0.200% Due 02-29-12
Bank of America			Fixed Income	060505AQ7	 666 	 660,000 		  Sole  	  -    	Sole
6.250% Due 04-15-12
Barclays Bank, 3 month Libor +	Fixed Income	06740PMS2	 672 	 740,000 		  Sole  	  -    	Sole
2.500% Due 09-17-15
GE Capital Corp, 3 Month Libor	Fixed Income	36962G4N1	 485 	 500,000 		  Sole  	  -    	Sole
2.500% Due 08-11-15
GMAC				Fixed Income	3704A0E73	 286 	 295,000 		  Sole  	  -    	Sole
8.650% Due 08-15-15
Goldman Sachs			Fixed Income	38141GBU7	 514 	 513,000 		  Sole  	  -    	Sole
6.600% Due 01-15-12
Morgan Stanley			Fixed Income	61746BCW4	 800 	 800,000 		  Sole  	  -    	Sole
5.625% Due 01-09-12
Knox County TN Hospital Revenu	Fixed Income	499523SA7	 249 	 300,000 		  Sole  	  -    	Sole
0.000% Due 01-01-16
Memphis TN Electric		Fixed Income	586158KW6	 219 	 210,000 		  Sole  	  -    	Sole
5.000% Due 12-01-12
Roane County, TN		Fixed Income	769773VE9	 986 	 935,000 		  Sole  	  -    	Sole
3.000% Due 06-01-14
AT&T				Equities	00206r102	 1,110 	 36,719 		  Sole  	  -    	Sole
Allianz SE 			Equities	018805101	 546 	 56,900 		  Sole  	  -    	Sole
American Express		Equities	025816109	 2,664 	 56,470 		  Sole  	  -    	Sole
Apple Computer			Equities	37833100	 246 	 607		 	  Sole  	  -    	Sole
Astrazeneca PLC			Equities	046353108	 453 	 9,785 		  	  Sole  	  -    	Sole
BB and T Corp			Equities	054937107	 400 	 15,890 		  Sole  	  -    	Sole
BP PLC				Equities	055622104	 667 	 15,601 		  Sole  	  -    	Sole
Bank of America Corp		Equities	060505104	 1,181 	 212,365 		  Sole  	  -    	Sole
Berkshire Hathaway		Equities	084670207	 3,035 	 39,780 		  Sole  	  -    	Sole
Berkshire Hathaway Cl A		Equities	084670108	 230 	 2	 		  Sole  	  -    	Sole
Cisco Sys Inc			Equities	17275R10	 1,288 	 71,215 		  Sole  	  -    	Sole
Coca-Cola			Equities	19126100	 331 	 4,727	 		  Sole  	  -    	Sole
ConocoPhillips			Equities	20825c104	 2,284 	 31,344 		  Sole  	  -    	Sole
Dell, Inc.			Equities	24702r101	 2,461 	 168,250 		  Sole  	  -    	Sole
Eli Lilly & Co.			Equities	53245710	 516 	 12,424 		  Sole  	  -    	Sole
Exxon Mobil Corp.		Equities	30231g102	 664 	 7,838	 		  Sole  	  -    	Sole
General Electric		Equities	369604103	 2,687 	 150,003 		  Sole  	  -    	Sole
H&R Block			Equities	093671105	 1,788 	 109,465 		  Sole  	  -    	Sole
Ingram Micro Inc.		Equities	457153104	 1,972 	 108,410 		  Sole  	  -    	Sole
International Business Machine	Equities	459200101	 637 	 3,464	 		  Sole  	  -    	Sole
JP Morgan & Co			Equities	46625h100	 1,916 	 57,638 		  Sole  	  -    	Sole
Johnson & Johnson		Equities	478160104	 303 	 4,623	 		  Sole  	  -    	Sole
Legg Mason Inc.			Equities	524901105	 1,645 	 68,380 		  Sole  	  -    	Sole
Lockheed Martin			Equities	539830109	 460 	 5,686	 		  Sole  	  -    	Sole
Microsoft			Equities	594918104	 2,529 	 97,419 		  Sole  	  -    	Sole
Motorola Mobility Holdings	Equities	620097105	 308 	 7,937	 		  Sole  	  -    	Sole
Pepsico Inc			Equities	713448108	 283 	 4,269	 		  Sole  	  -    	Sole
Pfizer Inc.			Equities	717081103	 2,613 	 120,758 		  Sole  	  -    	Sole
Plum Creek Timber Co. REIT	Equities	729251108	 2,142 	 58,599 		  Sole  	  -    	Sole
ProShares UltraShort Barclays 	Equities	74347r297	 771 	 42,680 		  Sole  	  -    	Sole
Quest Diagnostics Inc.		Equities	74834l100	 2,380 	 41,000 		  Sole  	  -    	Sole
RenaissanceRe Holdings Ltd	Equities	g7496g103	 1,999 	 26,880 		  Sole  	  -    	Sole
SPDR Gold Shares 		Equities	78463v107	 453 	 2,980	 		  Sole  	  -    	Sole
Southern Co.			Equities	842587107	 349 	 7,535	 		  Sole  	  -    	Sole
Southwestern Energy Co.		Equities	845467109	 281 	 8,812	 		  Sole  	  -    	Sole
TELUS Corporation 		Equities	87971m202	 415 	 7,750	 		  Sole  	  -    	Sole
The Charles Schwab Corp.	Equities	808513105	 1,777 	 157,850 		  Sole  	  -    	Sole
Unilever PLC ADR		Equities	904767704	 514 	 15,325 		  Sole  	  -    	Sole
UnitedHealth Group		Equities	91324p102	 3,744 	 73,875 		  Sole  	  -    	Sole
Verizon Communications		Equities	92343v104	 1,489 	 37,113 		  Sole  	  -    	Sole
Waste Management		Equities	94106l109	 471 	 14,400 		  Sole  	  -    	Sole
iPath DJ AIG Natural Gas TR Su	Equities	06739H644	 698 	 185,040 		  Sole  	  -    	Sole
Columbia Acorn Fund Class Z	Equities	197199409	 695 	 25,201 		  Sole  	  -    	Sole
Columbia Acorn Select Fund Z	Equities	197199854	 244 	 10,312 		  Sole  	  -    	Sole
Heartland Value Fund		Equities	422352831	 469 	 12,235 		  Sole  	  -    	Sole
NB Partners Fund Inv Class	Equities	641224787	 209 	 8,589	 		  Sole  	  -    	Sole
Neuberger & Berman		Equities	641224100	 36 	 1,093	 		  Sole  	  -    	Sole
Vanguard International Growth 	Equities	921910204	 348 	 21,281 		  Sole  	  -    	Sole
Vanguard PrimeCap Fund		Fixed Income	921936100	 329 	 5,325			  Sole  	  -    	Sole
Vanguard Wellington Fund	Equities	921935102	 385 	 12,285 		  Sole  	  -    	Sole
Vanguard Windsor Fund		Equities	922018403	 232 	 5,397	 		  Sole  	  -    	Sole
Baron Asset Fund		Equities	068278100	 679 	 14,855 		  Sole  	  -    	Sole
Brandywine Blue 		Equities	10532b101	 208 	 9,053	 		  Sole  	  -    	Sole
Legg Mason Value Trust 		Equities	524659109	 303 	 6,927	 		  Sole  	  -    	Sole
Longleaf Partners Fund		Equities	543069405	 620 	 23,247 		  Sole  	  -    	Sole
Olstein All Cap Value Fund	Equities	681383204	 696 	 51,284 		  Sole  	  -    	Sole
Schwab S&P 500 Index Fund	Equities	808509855	 566 	 28,913 		  Sole  	  -    	Sole
Third Avenue Value Fund		Equities	884116104	 1,176 	 29,301 		  Sole  	  -    	Sole
Vanguard Windsor II Fund	Equities	922018205	 277 	 10,762 		  Sole  	  -    	Sole
Weitz Value Portfolio		Equities	94904p203	 1,195 	 39,672 		  Sole  	  -    	Sole
Dupree TN Tax Free Short to Me	Fixed Income	266155605	 683 	 62,069 		  Sole  	  -    	Sole